Change Finance U.S. Large Cap Fossil Fuel Free ETF
Schedule of Investments
October 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Basic Materials - 1.0%
1,192	Ecolab, Inc.	$218,839

	Communications - 12.8%
145	Alphabet, Inc. - Class A (a)	234,336
145	Alphabet, Inc. - Class C (a)	235,046
5,560	Cisco Systems, Inc.	199,604
811	Facebook, Inc. - Class A (a)	213,382
1,676	Liberty Broadband Corporation - Class C (a)	237,506
444	Netflix, Inc. (a)	211,229
1,090	Okta, Inc. (a)	228,715
10,507	Snap, Inc. - Class A (a)	413,871
2,013	T-Mobile US, Inc. (a)	220,564
5,786	Twitter, Inc. (a)	239,309
1,093	VeriSign, Inc. (a)	208,435
3,962	Verizon Communications, Inc.	225,794
		2,867,791
	Consumer, Cyclical - 14.0%
197	AutoZone, Inc. (a)	222,409
2,118	Best Buy Company, Inc.	236,263
13,500	Gap, Inc.	262,574
834	Home Depot, Inc.	222,436
7,986	L Brands, Inc.	255,632
2,281	Marriott International, Inc. - Class A	211,859
10,434	MGM Resorts International	214,628
2,122	NIKE, Inc. - Class B	254,810
5,264	PulteGroup, Inc.	214,561
471	Tesla, Inc. (a)	182,767
4,286	TJX Companies, Inc.	217,729
1,577	Tractor Supply Company	210,072
3,611	V.F. Corporation	242,659
6,175	Walgreens Boots Alliance, Inc.	210,197
		3,158,596
	Consumer, Non-Cyclical - 26.8% ●
2,145	Abbott Laboratories	225,460
2,451	AbbVie, Inc.	208,580
1,689	Automatic Data Processing, Inc.	266,794
968	Becton Dickinson and Company	223,734
3,775	Bristol-Myers Squibb Company	220,650
4,463	Campbell Soup Company	208,288
1,325	Cigna Corporation	221,235
2,736	Edwards Lifesciences Corporation (a)	196,144
1,583	Eli Lilly & Company	206,518
1,060	Estée Lauder Companies, Inc. - Class A	232,840
945	FleetCor Technologies, Inc. (a)	208,760

3,672	General Mills, Inc.	217,089
1,330	Global Payments, Inc.	209,794
16,192	H&R Block, Inc.	279,473
322	Intuitive Surgical, Inc. (a)	214,800
1,530	Johnson & Johnson	209,778
1,489	Kimberly-Clark Corporation	197,427
2,184	Medtronic plc	219,645
2,754	Merck & Company, Inc.	207,128
797	Moody’s Corporation	209,531
1,151	PayPal Holdings, Inc. (a)	214,236
379	Regeneron Pharmaceuticals, Inc. (a)	206,009
4,258	Rollins, Inc.	246,325
642	S&P Global, Inc.	207,193
5,884	Terminix Global Holdings, Inc. (a)	277,078
553	Thermo Fisher Scientific, Inc.	261,635
752	UnitedHealth Group, Inc.	229,466
		6,025,610
	Financial - 13.8%
2,311	American Express Company	210,856
396	BlackRock, Inc.	237,287
6,608	Charles Schwab Corporation	271,655
1,878	Chubb, Ltd.	243,971
1,335	CME Group, Inc.	201,211
1,509	Digital Realty Trust, Inc.	217,749
298	Equinix, Inc.	217,910
2,211	Intercontinental Exchange, Inc.	208,718
2,044	Marsh & McLennan Companies, Inc.	211,472
656	Mastercard, Inc. - Class A	189,348
2,112	PNC Financial Services Group, Inc.	236,291
2,471	Progressive Corporation	227,085
2,305	Prologis, Inc.	228,655
1,108	Visa, Inc. - Class A	201,335
		3,103,543
	Industrial - 2.3%
7,865	Carrier Global Corporation	262,612
1,983	Trane Technologies plc	263,244
		525,856
	Technology - 27.1% ●
463	Adobe, Inc. (a)	207,007
2,016	Akamai Technologies, Inc. (a)	191,762
1,820	Apple, Inc.	198,125
3,812	Applied Materials, Inc.	225,785
956	Autodesk, Inc. (a)	225,176
1,730	Broadridge Financial Solutions, Inc.	238,048
2,118	Cadence Design Systems, Inc. (a)	231,646
3,200	Cerner Corporation	224,288
1,617	Citrix Systems, Inc.	183,158
3,511	Cognizant Technology Solutions Corporation - Class A	250,756
716	Coupa Software, Inc. (a)	191,673
1,054	DocuSign, Inc. (a)	213,172

1,684	Electronic Arts, Inc. (a)	201,794
726	EPAM Systems, Inc. (a)	224,298
1,556	Fidelity National Information Services, Inc.	193,862
2,358	Fiserv, Inc. (a)	225,118
12,008	HP, Inc.	215,664
680	Intuit, Inc.	213,982
1,042	Microsoft Corporation	210,974
3,071	Paychex, Inc.	252,589
807	RingCentral, Inc. - Class A (a)	208,480
862	salesforce.com, Inc. (a)	200,217
488	ServiceNow, Inc. (a)	242,813
1,070	Splunk, Inc. (a)	211,903
1,061	Synopsys, Inc. (a)	226,905
880	Twilio, Inc. - Class A (a)	245,494
832	Veeva Systems, Inc. - Class A (a)	224,682
980	Workday, Inc. - Class A (a)	205,918
		6,085,289
	Utilities - 2.1%
1,661	American Water Works Company, Inc.	249,997
5,525	Essential Utilities, Inc.	227,630
		477,627
	TOTAL COMMON STOCKS (Cost $20,422,556)	22,463,151
	TOTAL INVESTMENTS (Cost $20,422,556) - 99.9%	22,463,151
	Other Assets in Excess of Liabilities - 0.1%	14,129
	NET ASSETS - 100.0%	$22,477,280

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
●	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Summary of Fair Value Disclosure at October 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$22,463,151	$-	$-	$22,463,151
Total Investments in Securities	$22,463,151	$-	$-	$22,463,151
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended October 31, 2020, the Fund did not recognize any transfers to or from Level 3.